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Keystone Liquid Trust


Seeks stability of principal and liquidity with current income from high quality money market instruments.

Dear Shareholder:

We are pleased to report to you on the activities of Keystone Liquid Trust for the six-month period which ended December 31, 1996.

Performance
Your Fund provided the following returns:

  Class A shares returned 2.25% for the period, which includes reinvestment of the 2.2 cent-per-share dividend.

  Class B shares returned 1.79% for the period, which includes reinvestment of the 1.8 cent-per-share dividend.

  Class C shares returned 1.81% for the period, which includes reinvestment of the 1.8 cent-per-share dividend.

  Your Fund maintained a constant net asset value of $1 per share during the period and continued to focus on high-quality, short-term money market instruments.

Market Environment and Strategy
Short-term interest rates were steady to modestly lower over the past six months, in response to a confirmed trend of moderate economic growth and low inflation. This atmosphere of stability was in sharp contrast to the rising interest rate environment of the first half of 1996. At that time, the economy had begun to grow faster than many investors expected. The uncertainty regarding the economy's strength stimulated concerns about future inflation. Interest rates moved higher, as investors adjusted their economic outlooks and waited for a clear trend to emerge.

  We structured Keystone Liquid Trust to take advantage of this more stable and lower interest rate environment by actively managing the Fund's average maturity. As of June 30, 1996, the average maturity stood at 37 days. We then extended it in anticipation of declining rates, enabling the Fund to maximize income for a longer period of time. On December 31, 1996, the Fund's average maturity was 54 days. This reflects our expectations for a neutral interest rate environment over the coming months and is comparable to the industry average.

  We also sought to maximize income through asset-allocation. As of December 31, 1996, approximately 54% of the Fund's net assets were invested in commercial paper, which has consistently provided the highest short-term yields over the past six months. The Fund continues to emphasize quality and liquidity. The average credit quality of the portfolio was A1+/P1 on December 31, 1996. A1+/P1 is the highest commercial paper rating given by Moody's and Standard & Poors.

Keystone's Continued Emphasis on Quality and Liquidity
Keystone Liquid Trust requires an issuer to have the highest commercial paper rating, as well as a minimum single "A" rating by all major credit rating agencies on its longer-term debt. For bank obligations, we concentrate on large, well-capitalized banks with diverse investment portfolios and invest only in the obligations of the bank itself. Our research team monitors eligible issuers on an ongoing basis, utilizing liquidity ratios and other financial data that measures a company's creditworthiness. During this six-month period, your Fund did not invest in derivative securities.

                                                      (continued on next page)

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Keystone Liquid Trust


Our Outlook
As we enter 1997, we anticipate a steady interest rate environment, similar to that experienced over the past few months. We expect the economy to grow at a pace of 1-1/2% to 3% and for inflation to remain well-contained. The economy still exhibits signs of strength, particularly in the housing and manufacturing sectors and in consumer confidence. However, consumer borrowing has slowed. This could dampen the rate of growth since consumer spending accounts for two-thirds of domestic economic activity.

  We believe that the U.S. economy is in a prolonged moderate growth cycle with periodic over-heating and recessionary scares. This leads to a bond market that should trade in a volatile pattern within a generally well- defined range. Longer term, we do not see excesses in the real economy embedded with higher inflation.

  We appreciate your continued support of Keystone funds. If you have any questions or comments about your investment, we encourage you to write to us.

Sincerely,

/s/ Albert H. Elfner, III

Albert H. Elfner, III
Chairman
Keystone Investment Management Company

/s/ George S. Bissell

George S. Bissell
Chairman of the Board
Keystone Funds

February 1997

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                                 Glossary of
                              Mutual Fund Terms

  MUTUAL FUND--A company which combines the investment money of many people whose financial goals are similar, and invests that money in a variety of securities. A mutual fund allows the smaller investor the benefits of diversification, professional management and constant supervision usually available only to large investors.

  PORTFOLIO MANAGER--An investment professional who is responsible for managing a portfolio's assets prudently and making appropriate investment decisions, such as which securities to buy, hold and sell, based on the investment objectives of the portfolio.

  STOCK--Equity or ownership interest in a corporation, which represents a claim on the corporation's assets and earnings.

  BOND--Security issued by a government or corporation to those from whom it has borrowed money. A bond usually promises to pay interest income to the bondholder at regular intervals and to repay the entire amount borrowed at maturity date.

  CONVERTIBLE SECURITY--A corporate security (usually preferred stock or bonds) that is exchangeable for a set number of another security type (usually common stocks) at a pre-stated price.

  MONEY MARKET FUND--A mutual fund whose assets are invested in a diversified portfolio of short- term securities, including commercial paper, bankers' acceptances, certificates of deposit and other short-term instruments. The fund pays income which can fluctuate daily. Liquidity and safety of principal are primary objectives.

  NET ASSET VALUE (NAV) PER SHARE--The value of one share of a mutual fund. The NAV per share is determined by subtracting a fund's total liabilities from its total assets, and dividing that amount by the number of fund shares outstanding.

  DIVIDEND--A per share distribution of the income earned from the fund's portfolio holdings. When a dividend distribution is made, the fund's net asset value drops by the amount of the distribution because the distribution is no longer considered part of the fund's assets.

  CAPITAL GAIN--The profit from the sale of securities, less any losses. Capital gains are paid to fund shareholders on a per share basis. When a capital gain distribution is made, the fund's net asset value drops by the amount of the distribution because the distribution is no longer considered part of the fund's assets.

  YIELD--The annualized rate of income as measured against the current net asset value of fund shares.

  TOTAL RETURN--The change in value of a fund investment over a specified period of time, taking into account the change in a fund's market price and the reinvestment of all fund distributions.

  SHORT-TERM--An investment with a maturity of one year or less.

  LONG-TERM--An investment with a maturity of greater than one year.

  AVERAGE MATURITY--The average number of days until the notes, drafts, acceptances, bonds or other debt instruments in a portfolio become due and payable.

  OFFERING PRICE--The offering price of a share of a mutual fund is the price at which the share is sold to the public.

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Keystone Liquid Trust


SCHEDULE OF INVESTMENTS--December 31, 1996
(Unaudited)

                                                         Maturity     Principal        Market
                                                           Date        Amount          Value
------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES (4.9%)
 First National Bank of Chicago                          01/09/97    $ 2,000,000    $ 1,997,931
 Morgan Guaranty Trust Co. of New York                   03/25/97      3,000,000      2,962,827
 Republic National Bank, New York                        06/02/97      2,000,000      1,954,448
 Republic National Bank, New York                        06/16/97      2,000,000      1,950,225
 Sun Bank Orlando                                        01/06/97      2,000,000      1,998,829
------------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES (Cost--$10,867,841)                                       10,864,260
------------------------------------------------------------------------------------------------
BANK NOTES (6.3%)
 Fifth Third Bancorp, 5.36%                              01/06/97     10,000,000      9,999,953
 Morgan Guaranty Trust Co. of New York, 5.25%            01/15/97      2,000,000      1,999,683
 Wachovia Bank & Trust, 6.65%                            09/05/97      2,000,000      2,012,900
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES (Cost--$14,012,866)                                                 14,012,536
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (17.0%)
 Algemene Bank Nederland NV, Yankee CD, 5.50%            04/09/97      5,000,000      4,998,917
 Bayerische Landesbank, Euro CD, 5.54%                   02/07/97      5,000,000      4,999,931
 Commerzbank, New York, CD, 5.40%                        03/11/97      5,000,000      4,998,896
 Deutsche Bank AG, New York, Yankee CD, 5.62%            01/15/97      5,000,000      5,000,028
 Deutsche Bank AG, Yankee CD, 5.57%                      02/03/97      3,000,000      3,000,155
 Rabobank Nederland NV, Yankee CD, 5.53%                 02/05/97     10,000,000      9,999,777
 Republic National Bank, New York, CD, 5.51%             04/30/97      5,000,000      4,998,969
------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (Cost--$38,002,285)                                    37,996,673
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (53.9%)
 ABN-AMRO North America Finance Co.                      01/07/97      5,000,000      4,996,298
 Abbott Laboratories, Inc.                               01/16/97      5,000,000      4,989,617
 American Express Credit Corp.                           01/10/97      5,000,000      4,994,089
 American Express Credit Corp.                           06/20/97      5,000,000      4,873,250
 Ameritech Corp.                                         01/17/97      5,000,000      4,988,854
 Associates Corp. of North America                       01/13/97      5,000,000      4,991,842
 Associates Corp. of North America                       01/24/97      5,000,000      4,983,653
 Bayerische Landesbank                                   02/18/97      5,000,000      4,964,554
 Bayerische Vereinsbank AG                               01/08/97      5,000,000      4,995,550
 BellSouth Telecommunications, Inc.                      03/26/97      7,000,000      6,912,204
 Commerzbank AG, New York                                01/10/97      2,000,000      1,997,627
 Commerzbank U.S. Financial Corp.                        02/28/97      3,000,000      2,973,875
 Dean Witter, Discover & Co.                             01/30/97      5,000,000      4,979,194
 Deutsche Bank Financial, Inc.                           05/08/97      2,000,000      1,961,990
 duPont (E.I.) deNemours & Co.                           01/28/97      5,000,000      4,980,789


PAGE 5
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COMMERCIAL PAPER (continued)
 General Electric Capital Corp.                          01/06/97    $ 5,000,000    $  4,997,033
 General Electric Capital Corp.                          02/04/97      5,000,000       4,975,433
 Heinz (H.J.) Co.                                        01/09/97      5,000,000       4,994,828
 Heinz (H.J.) Co.                                        01/16/97      3,000,000       2,993,735
 Kellogg Co.                                             01/14/97      3,600,000       3,593,688
 Merrill Lynch & Co., Inc.                               01/17/97      5,000,000       4,988,792
 Merrill Lynch & Co., Inc.                               02/25/97      5,000,000       4,958,900
 Proctor & Gamble Co.                                    01/21/97      7,000,000       6,980,235
 Proctor & Gamble Co.                                    02/10/97      3,000,000       2,982,580
 UBS Finance Delaware, Inc.                              01/02/97     10,000,000      10,000,000
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost--$120,057,722)                                          120,048,610
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT (AND AGENCY) ISSUES (13.4%)
 FHLMC Discount Notes                                    04/01/97      3,000,000       2,960,321
 FHLMC Discount Notes                                    08/28/97      5,000,000       4,997,090
 FNMA Discount Notes                                     01/03/97      5,000,000       4,999,274
 FNMA Discount Notes                                     03/17/97      5,000,000       4,944,808
 FNMA Discount Notes                                     03/27/97      4,000,000       3,949,880
 U.S. Treasury Notes                                     08/31/97      5,000,000       5,015,508
 U.S. Treasury Notes                                     11/30/97      3,000,000       3,011,894
------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT (AND AGENCY) ISSUES (Cost--$29,874,976)                         29,878,775
------------------------------------------------------------------------------------------------
                                                                       Maturity
                                                                        Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.1%) (Cost--$9,054,000)
 Keystone Joint Repurchase Agreement
  (Investments in repurchase agreements,
  in a joint trading account,
  6.72%, purchased 12/31/96) (a)                         01/02/97      9,057,380       9,054,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (Cost--$221,869,690)                                               221,854,854
OTHER ASSETS AND LIABILITIES--NET (0.4%)                                                 836,080
------------------------------------------------------------------------------------------------
NET ASSETS--(100.0%)                                                                $222,690,934
------------------------------------------------------------------------------------------------

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at December 31, 1996.

Legend of Portfolio Abbreviations
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association

See Notes to Financial Statements.

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Keystone Liquid Trust


FINANCIAL HIGHLIGHTS--CLASS A SHARES
(For a share outstanding throughout each period)

                               Six Months
                                  Ended
                              December 31,                        Year Ended June 30,
                                  1996          --------------------------------------------------------
                               (Unaudited)        1996        1995       1994        1993        1992
--------------------------------------------------------------------------------------------------------
Net asset value
 beginning of period            $   1.00        $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income              .0222           .0464       .0454      .0235       .0230       .0386
Net realized and
 unrealized gain (loss)
 on investments                    .0001          (.0001)          0          0      (.0001)      .0003
--------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .0223           .0463       .0454      .0235       .0229       .0389
--------------------------------------------------------------------------------------------------------
Less distributions to
 shareholders                     (.0223)         (.0463)     (.0454)    (.0235)     (.0229)     (.0389)
--------------------------------------------------------------------------------------------------------
Net asset value end of
 period                         $   1.00        $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------
Total return                        2.25%           4.73%       4.63%      2.37%       2.31%       3.96%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income              4.41%(b)        4.66%       4.42%      2.50%       2.29%       3.99%
 Total expenses (a)                 1.06%(b)        0.98%       0.92%      1.02%       1.11%       1.10%
Net assets end of period
(thousands)                     $207,960        $332,796    $245,308   $398,617    $189,167    $227,115
--------------------------------------------------------------------------------------------------------

(a) Beginning with the year ended June 30, 1996, the ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 1.04% (annualized) for the six months ended December 31, 1996 and 0.95% for the year ended June 30, 1996.
(b) Annualized.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS--CLASS B SHARES
(For a share outstanding throughout each period)

                                            Six Months                                        February 1, 1993
                                               Ended             Year Ended June 30,          (Date of Initial
                                           December 31,      ----------------------------     Public Offering)
                                               1996           1996       1995       1994      to June 30, 1993
---------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net asset value beginning of period           $  1.00        $  1.00   $  1.00    $  1.00         $  1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                           .0178          .0369     .0362      .0142           .0047
Net realized and unrealized gain
 (loss) on investments                          .0001              0         0          0          (.0001)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                .0179          .0369     .0362      .0142           .0046
---------------------------------------------------------------------------------------------------------------
Less distributions to shareholders             (.0179)        (.0369)   (.0362)    (.0142)         (.0046)
---------------------------------------------------------------------------------------------------------------
Net asset value end of period                 $  1.00        $  1.00   $  1.00    $  1.00         $  1.00
---------------------------------------------------------------------------------------------------------------
Total return (c)                                 1.79%          3.76%     3.68%      1.43%           0.46%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                           3.56%(b)       3.73%     3.66%      1.84%           1.08% (b)
 Total expenses (a)                              1.92%(b)       1.91%     1.84%      1.85%           2.15% (b)
Net assets end of period (thousands)          $10,942        $10,042   $ 7,281    $11,198         $   241
---------------------------------------------------------------------------------------------------------------

(a) Beginning with the year ended June 30, 1996, the ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 1.90% (annualized) for the six months ended December 31, 1996 and 1.88% for the year ended June 30, 1996.
(b) Annualized.
(c) Excluding applicable sales charges.

See Notes to Financial Statements.

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Keystone Liquid Trust


FINANCIAL HIGHLIGHTS--CLASS C SHARES
(For a share outstanding throughout each period)

                                     Six Months                                       February 1, 1993
                                       Ended              Year Ended June 30,         (Date of Initial
                                    December 31,      ----------------------------    Public Offering)
                                        1996           1996      1995       1994      to June 30, 1993
------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net asset value beginning of
 period                               $  1.00        $  1.00    $  1.00    $  1.00        $  1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                   .0180          .0370      .0362      .0142          .0045
Net realized and unrealized
 loss on investments                        0         (.0001)         0          0         (.0002)
------------------------------------------------------------------------------------------------------
Total from investment operations        .0180          .0369      .0362      .0142          .0043
------------------------------------------------------------------------------------------------------
Less distributions to shareholders     (.0180)        (.0369)    (.0362)    (.0142)        (.0043)
------------------------------------------------------------------------------------------------------
Net asset value end of period         $  1.00        $  1.00    $  1.00    $  1.00        $  1.00
------------------------------------------------------------------------------------------------------
Total return (c)                         1.81%          3.75%      3.68%      1.43%          0.43%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                   3.57%(b)       3.72%      3.52%      1.97%          1.01%(b)
 Total expenses (a)                      1.93%(b)       1.94%      1.82%      1.86%          2.09% (b)
Net assets end of period (thousands)  $ 3,788        $ 3,285    $ 4,112    $ 6,599        $    34
------------------------------------------------------------------------------------------------------

(a) Beginning with the year ended June 30, 1996, the ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 1.91% (annualized) for the six months ended December 31, 1996 and 1.91% for the year ended June 30, 1996.
(b) Annualized.
(c) Excluding applicable sales charges.

See Notes to Financial Statements.

PAGE 9
------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES--
December 31, 1996 (Unaudited)
------------------------------------------------------------------------------
Assets (Note 2)
 Investments at market value
  (identified cost--$221,869,690)                                $221,854,854
 Cash                                                                 339,701
 Receivable for:
  Fund shares sold                                                    192,084
  Interest                                                          1,167,350
 Other assets                                                          48,112
-----------------------------------------------------------------------------
 Total assets                                                     223,602,101
-----------------------------------------------------------------------------
Liabilities (Notes 2 and 4)
 Payable for:
  Fund shares redeemed                                                 57,151
  Distributions to shareholders                                       738,158
 Due to related parties                                                 9,932
 Accrued Trustees' fees and expenses                                    2,148
 Other accrued expenses                                               103,778
-----------------------------------------------------------------------------
 Total liabilities                                                    911,167
-----------------------------------------------------------------------------
 Net assets                                                      $222,690,934
-----------------------------------------------------------------------------
Net assets represented by (Note 2)
 Class A Shares ($1.00 a share on 207,960,367 shares
  outstanding)                                                   $207,960,367
 Class B Shares ($1.00 a share on 10,942,259 shares
  outstanding)                                                     10,942,259
 Class C Shares ($1.00 a share on 3,788,308 shares
  outstanding)                                                      3,788,308
-----------------------------------------------------------------------------
                                                                 $222,690,934
-----------------------------------------------------------------------------
Net asset value and offering price per share
 (Class A, B and C)                                                     $1.00
-----------------------------------------------------------------------------



STATEMENT OF OPERATIONS--
Six Months Ended December 31, 1996 (Unaudited)
------------------------------------------------------------------------------
Investment income
 Interest                                                          $8,753,202

Expenses (Notes 3, 4 and 5)
 Management fee                                     $  804,692
 Transfer agent fees                                   417,167
 Accounting, auditing and legal fees                    34,164
 Custodian fees                                         96,320
 Trustees' fees and expenses                            13,785
 Distribution Plan expenses                            255,302
 Other                                                 159,550
-----------------------------------------------------------------------------
   Total expenses                                    1,780,980
   Less: Expenses paid indirectly                      (32,438)
-----------------------------------------------------------------------------
 Net expenses                                                       1,748,542
-----------------------------------------------------------------------------
 Net investment income                                              7,004,660
-----------------------------------------------------------------------------
Net realized and unrealized gain on investments
 Net realized gain on investments                                       2,965
 Net change in unrealized appreciation on investments                  26,907
-----------------------------------------------------------------------------
 Net realized and unrealized gain on investments                       29,872
-----------------------------------------------------------------------------
 Net increase in net assets resulting from operations              $7,034,532
-----------------------------------------------------------------------------

See Notes to Financial Statements.

PAGE 10
-----------------------------------------------------------------------------
Keystone Liquid Trust


STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Six Months
                                                                          Ended
                                                                      December 31,        Year Ended
                                                                          1996           June 30, 1996
------------------------------------------------------------------------------------------------------
                                                                       (Unaudited)
Operations
 Net investment income                                                $   7,004,660      $ 12,563,580
 Net realized gain on investments                                             2,965             4,475
 Net change in unrealized appreciation (depreciation) on investments         26,907           (39,780)
------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                    7,034,532        12,528,275
------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1)
 Class A Shares                                                          (6,743,248)      (12,043,595)
 Class B Shares                                                            (220,772)         (383,777)
 Class C Shares                                                             (70,512)         (100,903)
------------------------------------------------------------------------------------------------------
  Total distributions to shareholders                                    (7,034,532)      (12,528,275)
------------------------------------------------------------------------------------------------------
Capital share transactions (Note 2)
 Class A Shares                                                        (124,835,304)       87,487,588
 Class B Shares                                                             900,185         2,760,515
 Class C Shares                                                             502,910          (826,275)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital
  share transactions                                                   (123,432,209)       89,421,828
------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                              (123,432,209)       89,421,828
Net assets
 Beginning of period                                                    346,123,143       256,701,315
------------------------------------------------------------------------------------------------------
 End of period                                                        $ 222,690,934      $346,123,143
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PAGE 11
-----------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1.) Significant Accounting Policies

Keystone Liquid Trust (the "Fund") is a Massachusetts business trust for which Keystone Investment Management Company ("Keystone") is the Investment Adviser and Manager. Keystone was formerly a wholly-owned subsidiary of Keystone Investments, Inc. ("KII") and is currently a subsidiary of First Union Keystone, Inc. First Union Keystone, Inc. is a wholly-owned subsidiary of First Union National Bank of North Carolina which in turn is a wholly-owned subsidiary of First Union Corporation ("First Union"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company. The Fund offers several classes of shares. The Fund's investment objective is to provide shareholders with high current income from short-term money market instruments while emphasizing preservation of capital and maintaining excellent liquidity.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A. Valuation of Securities

Money market investments maturing in sixty days or less are valued at amortized cost. Money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Money market investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost.

B. Repurchase Agreements

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

  Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

C. Security Transactions and Investment Income

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

D. Federal Income Taxes

The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund also intends to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required.

E. Distributions

The Fund declares dividends daily, pays dividends monthly and automatically reinvests such dividends in

PAGE 12
-----------------------------------------------------------------------------
Keystone Liquid Trust


additional shares at net asset value, unless shareholders request payment in cash. Dividends are declared from the total of net investment income, plus realized and unrealized gain (loss) on investments.

F. Class Allocations

The Fund offers Class A, B, and C shares. Class A shares are offered without an initial sales charge. Class B shares are offered without an initial sales charge, although a contingent deferred sales charge is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years automatically convert to Class A shares. Class B shares purchased prior to June 1, 1995 that have been outstanding for seven years automatically convert to Class A shares. Class C shares are offered without an initial sales charge, although a contingent deferred sales charge is payable on shares redeemed within one year of purchase.

  Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

(2.) Capital Share Transactions

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with no par value. Shares of beneficial interest of the Fund are currently divided into Class A, Class B and Class C. Since the Fund sold, redeemed and reinvested shares at $1.00 net asset value, the shares and dollar amount are the same. Transactions in shares of the Fund were as follows:

                                             Six Months
                                                Ended               Year
                                            December 31,           Ended
Class A                                         1996           June 30, 1996
-----------------------------------------------------------------------------
Shares sold                                 $ 602,052,721     $ 1,105,810,542
Shares redeemed                              (732,901,073)     (1,027,927,276)
Shares issued in reinvestment of
  dividends and distributions                   6,013,048           9,604,322
-----------------------------------------------------------------------------
Net increase (decrease)                     $(124,835,304)    $    87,487,588
-----------------------------------------------------------------------------

Class B
-----------------------------------------------------------------------------
Shares sold                                 $  20,141,291     $    31,488,209
Shares redeemed                               (19,428,017)        (29,034,624)
Shares issued in reinvestment of
  dividends and distributions                     186,911             306,930
-----------------------------------------------------------------------------
Net increase                                $     900,185     $     2,760,515
-----------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------
Shares sold                                 $   3,764,790     $     7,581,549
Shares redeemed                                (3,324,177)         (8,502,653)
Shares issued in reinvestment of
  dividends and distributions                      62,297              94,829
-----------------------------------------------------------------------------
Net increase (decrease)                     $     502,910     $      (826,275)
-----------------------------------------------------------------------------

(3.) Distribution Plans

The Fund bears some of the costs of selling its shares under Distribution Plans adopted for its Class A, B and C shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plans, the Fund pays its

PAGE 13
-----------------------------------------------------------------------------


principal underwriter amounts which are calculated and paid monthly.

  Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. (formerly, Keystone Investment Distributors Company) ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund's principal underwriter. On December 11, 1996, the Fund entered into a principal underwriting agreement with Evergreen Keystone Distributor, Inc. (formerly, Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of BISYS Group Inc. At that time, EKD replaced EKIS as the Fund's principal underwriter.

  The Class A Distribution Plan provides for expenditures, which are currently limited to 0.25% annually of the average daily net assets of the Class A shares, to pay expenses related to the distribution of Class A shares. During the six months ended December 31, 1996, the Fund paid $173,450 to EKIS under the Class A Distribution Plan.

  Pursuant to the Fund's Class B and Class C Distribution Plans, the Fund pays a distribution fee which may not exceed 1.00% annually of the average daily net assets of Class B and Class C shares, respectively. Of that amount, 0.75% is used to pay distribution expenses and 0.25% is used to pay service fees.

  During the six months ended December 31, 1996, under the Class B Distribution Plans, the Fund paid or accrued $42,382 for Class B shares purchased before June 1, 1995 and $19,690 for Class B shares purchased on or after June 1, 1995. The Fund paid $19,780 under the Class C Distribution Plan.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been earned while the Distribution Plan was in effect.

  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

  At December 31, 1996 total unpaid distribution costs were $1,199,417 for Class B shares purchased before June 1, 1995 and $287,222 for Class B shares purchased on or after June 1, 1995. Unpaid distribution costs for Class C were $1,214,156 at December 31, 1996.

  Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.

(4.) Investment Management Agreement and Other Affiliated Transactions

Under an investment advisory agreement dated December 11, 1996, Keystone serves as the Investment Adviser and Manager to the Fund. Keystone provides the Fund with investment advisory and management services. In return, Keystone is paid a management fee computed and paid daily calculated by applying percentage rates, starting at 0.50%, and declining as net assets increase, to 0.40% per annum, to the average daily net asset value of the Fund.

  Prior to December 11, 1996, Keystone Management, Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as Investment Manager to the Fund and provided investment management and administrative services. Under an investment advisory agreement between KMI and Keystone, Keystone served as the Investment Adviser and provided investment advisory and management

PAGE 14
-----------------------------------------------------------------------------
Keystone Liquid Trust


services to the Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.

  During the six months ended December 31, 1996, the Fund paid or accrued $14,341 to Keystone for certain accounting services. The Fund paid or accrued $417,167 to Evergreen Keystone Service Company (formerly, Keystone Investor Resource Center, Inc.), a wholly-owned subsidiary of Keystone, for services rendered as the Fund's transfer and dividend disbursing agent.

  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

(5.) Expense Offset Arrangement

The Fund has entered into an expense offset arrangement with its custodian. For the six months ended December 31, 1996, the Fund incurred total custody fees of $96,320 and received a credit of $32,438 pursuant to this expense offset arrangement, resulting in a net custody expense of $63,882. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

PAGE 15
-----------------------------------------------------------------------------


ADDITIONAL INFORMATION (Unaudited)

  Shareholders of the Fund considered and acted upon the proposals listed below at a special meeting of shareholders held Monday, December 9, 1996. In addition, next to each proposal are the results of that vote.

                                                Affirmative        Withheld
                                               -------------     -------------
1.  To elect the following Trustees:
    Frederick Amling                         174,614,490.186     9,827,496.960
    Laurence B. Ashkin                       174,499,798.106     9,712,804.880
    Charles A. Austin III                    174,573,127.716     9,754,167.350
    Foster Bam                               174,481,228.756     9,846,066.310
    George S. Bissell                        174,444,876.646     9,882,418.420
    Edwin D. Campbell                        174,571,976.386     9,755,318.680
    Charles F. Chapin                        174,513,556.876     9,813,738.190
    K. Dun Gifford                           174,599,806.346     9,727,488.720
    James S. Howell                          174,477,253.346     9,850,041.720
    Leroy Keith, Jr.                         174,536,145.346     9,791,149.720
    F. Ray Keyser                            174,502,970.576     9,824,324.490
    Gerald M. McDonnell                      174,484,684.226     9,842,610.840
    Thomas L. McVerry                        174,496,773.116     9,830,521.950
    William Walt Pettit                      174,475,109.256     9,852,185.810
    David M. Richardson                      174,599,806.346     9,727,488.720
    Russell A. Salton, III MD                174,439,202.376     9,888,092.690
    Michael S. Scofield                      174,542,891.566     9,784,403.500
    Richard J. Shima                         174,484,681.016     9,842,614.050
    Andrew J. Simons                         174,384,040.676     9,943,254.390


                               Votes For       Votes Against      Abstentions
                               ---------       -------------      -----------
2.  To approve an
    Investment Advisory
    and Management
    Agreement between the
    Fund and Keystone
    Investment Management
    Company.                168,374,747.516    5,839,366.530    10,113,181.020
3.  To amend the Fund's
    Declaration of Trust
    to permit the Board
    Trustees to fix the
    number of Trustees
    from time to time.      168,189,259.926    7,378,193.920     8,759,841.220

                                    KEYSTONE
                                FAMILY OF FUNDS

                                    [diamond]

                              Balanced Fund (K-1)
                          Diversified Bond Fund (B-2)
                          Growth and Income Fund (S-1)
                          High Income Bond Fund (B-4)
                            International Fund Inc.
                                  Liquid Trust
                           Mid-Cap Growth Fund (S-3)
                         Precious Metals Holdings, Inc.
                            Quality Bond Fund (B-1)
                        Small Company Growth Fund (S-4)
                          Strategic Growth Fund (K-2)
                                 Tax Free Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.

[GRAPHIC] Evergreen Keystone Logo

P.O. Box 2121
Boston, Massachusetts 02106-2121

KLT-R-2/97
15.5M               [recycle logo]


                                    KEYSTONE

                    [GRAPHIC] Man assisting child on bicycle

                                  LIQUID TRUST

                       [GRAPHIC] Evergreen Keystone Logo

                               SEMIANNUAL REPORT
                               DECEMBER 31, 1996